CREDIT FACILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Interest expense	$ 248,103	$ 171,938	$ 142,641